Environment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure for environment related expense [Abstract]
Disclosure of detailed information about environment related expense [Text Block]
The main expenses of each year, detailed by project, are the following:

			For the years ended as of December 31,
Company that made the disbursement	Project	Expenses	2018	2017	2016
			ThCh $	ThCh $	ThCh $
Cervecera CCU Chile Ltda.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	1,232,585	1,388,954	1,319,489
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	752,615	641,683	666,781
	Gases	Management of atmospheric emissions.	36,581	16,687	21,655
	Others	Management of internal and external regulatory compliance.	241,295	236,910	233,364
CCU Argentina S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	879,730	930,683	820,999
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	501,979	527,248	560,710
	Gases	Management of atmospheric emissions.	10,000	8,925	21,847
	Others	Management of internal and external regulatory compliance.	101,691	201,726	141,379
Cervecería Kunstmann S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	138,901	98,614	86,515
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	49,692	36,292	40,150
	Others	Management of internal and external regulatory compliance.	46,123	37,623	45,876
Compañía Pisquera de Chile S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	205,743	207,922	237,994
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	59,239	55,341	43,059
	Gases	Management of atmospheric emissions	2,229	-	-
	Others	Management of internal and external regulatory compliance.	11,583	14,280	12,582
Transportes CCU Ltda.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	18,346	-	9,792
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	459,512	388,198	288,856
	Gases	Management of atmospheric emissions.	11,950	7,544	13,356
	Others	Management of internal and external regulatory compliance.	206,114	155,951	141,138
VSPT S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	395,845	417,134	454,828
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	87,132	202,204	165,697
	Others	Management of internal and external regulatory compliance.	183,360	21,916	10,916
Embotelladoras Chilenas Unidas S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	676,991	653,910	593,414
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	154,753	623,732	421,771
	Gases	Management of atmospheric emissions	12,193	16,400	14,305
	Others	Management of internal and external regulatory compliance.	110,952	119,226	156,295
Aguas CCU-Nestlé Chile S.A.	IWWT	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).	50,354	19,453	35,550
	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	57,158	10,818	3,910
	Gases	Management of atmospheric emissions	270	400	-
	Others	Management of internal and external regulatory compliance.	57,015	67,023	69,330
Fábrica de Envases Plásticos S.A.	SIR	Solid waste (SIR) and hazardous waste (ResPel) management.	198,890	175,805	129,487
	Others	Management of internal and external regulatory compliance.	17,323	21,973	21,410

Disclosure of information about disbursements investment environment related expense [Text Block]
The main disbursements (investment) of each year, detailed by project, are the following:

As of December 31, 2018
Company that made the disbursement	Project	Concept	Status [Finished, In process]	Disbursements made	Amount committed future periods	Estimated Completion Date Disbursements
				ThCh $	ThCh $
Cervecera CCU Chile Ltda.	IWWT	IWWT Plant expansion (Screw) Temuco	In process	-	774	12-31-2019
	IWWT	Closed wastewater torch Quilicura	In process	23,810	704	12-31-2019
	IWWT	Stage 1 IWWT Plant Temuco	In process	21,646	53,433	12-31-2019
	IWWT	Replacement anaerobic reactor cells Temuco	In process	102,513	20,651	12-31-2019
	SIW	Raw material and L1, L3 waste management	Finished	46,500	-	Finished
	Gases	Change Fuel FO6 to GNL Temuco	In process	2,576	3,362	12-31-2019
	Gases	Boiler 1 and 2 economizer	In process	70,767	15,841	12-31-2019
	Gases	Thermal Plant Improvements Quilicura	Finished	2,958	-	Finished
	Gases	Recover biogas from IWWT Plant 2 Temuco	In process	64,840	48,018	12-31-2019
	Gases	Replacement boiler 2 to Low Nox Quilicura	In process	840,385	96,105	12-31-2019
	Others	SEC Certification of Biogas' plant Quilicura	In process	133,016	2,740	12-31-2019
	Others	DS 10 compliance Quilicura	Finished	29,083	-	Finished
	Others	Sanitary Permits Compliance Quilicura	In process	2,342	2,032	12-31-2019
	Others	Normalization to DS 78 Quilicura	Finished	8,723	-	Finished
	Others	Ammonia tank protection Temuco	Finished	3,221	-	Finished
	Others	New NH3 standard	In process	-	6,230	12-31-2019
	Others	Fire sensors	Finished	39,141	-	Finished
	Others	DS 43 Hazardous substances	In process	33,802	70,935	12-31-2019
CCU Argentina S.A.	IWWT	IWWT Stage 3 Salta	In process	330,610	-	12-31-2019
	IWWT	Tanker EQ Lujan	In process	-	141	12-31-2019
	Gases	Boiler 1 Economizer Lujan	In process	4,088	7,191	12-31-2019
	Others	Installation Modification NH3 Salta	In process	27,152	70,229	12-31-2019
Cervecería Kunstmann S.A.	IWWT	New IWWT Plant – IC Technology	In process	193,634	93,571	12-31-2019
	SIW	Biofilter of Earthworms	In process	86,619	3	12-31-2019
	Gases	Thermal energy saving plan	In process	24,656	8,094	12-31-2019
	Gases	Electric energy saving plan	In process	7,953	7,763	12-31-2019
	Others	FEI, Plant Insurance normalization	Finished	52,085	-	Finished
Cía. Pisquera de Chile S.A.	IWWT	IWWT Hydro Ejectors Montepatria	Finished	41,925	-	Finished
	IWWT	Washing water treatment plant	In process	-	14,000	12-31-2019
	IWWT	Geo membrane HDPE replacement	Finished	8,256	-	Finished
	Gases	Boiler 4 Ton/h Salamanca	In process	312,841	10,771	12-31-2019
	Others	FEI Monte Patria	In process	268,624	21,480	12-31-2019
	Others	Normative compliance de Coct	Finished	4,040	-	Finished
	Others	DIA Salamanca Plant	In process	-	22,634	12-31-2019
VSPT S.A.	IWWT	IWWT adaptation Isla de Maipo	Finished	1,989	-	Finished
	IWWT	Hydrocarbons separation tank Isla de Maipo	In process	-	627	12-31-2019
	IWWT	Sedimentation and accumulation IWWT Plant Isla de Maipo	Finished	2,600	-	Finished
	IWWT	IWWT emergency pipe	Finished	8,374	-	Finished
	IWWT	IWWT Plant Lighting	Finished	1,937	-	Finished
	Gases	Insulation piping refrigeration / heating Molina	Finished	14,860	-	Finished
	Gases	Insulation piping refrigeration Isla de Maipo	Finished	6,233	-	Finished
	Gases	Power Meters	Finished	510	-	Finished
	Others	Clousure of IWWT	Finished	1,477	-	Finished
	Others	Container spill CIP-chemical products	In process	9,429	2,561	12-31-2019
	Others	Sulfur Warehouse VI	In process	5,880	1,010	12-31-2019
	Others	Fire incident workshop Isla de Maipo	Finished	54,738	-	Finished
Embotelladoras Chilenas Unidas S.A.	IWWT	Plant improvement of wastewater	In process	45,698	9,543	12-31-2019
	IWWT	Reverse osmosis plant water recovery	Finished	6,000	-	Finished
	IWWT	Neutralization System IWWT Modelo	In process	2,313	34,690	12-31-2019
	Gases	Offset NOX - NPX	Finished	47,953	-	Finished
	Gases	Automatic Purges Boilers I Modelo	In process	42,807	3,635	12-31-2019
	Gases	Condensate Recovery	Finished	1,079	-	Finished
	Others	Chemical substances warehouse	In process	8,400	28,371	12-31-2019
	Others	Certification steam networks, Antofagasta	Finished	10,521	-	Finished
	Others	Normalization Cond. Santiago Plant	Finished	4,601	-	Finished
	Others	New hazardous waste warehouse	In process	16,659	3,502	12-31-2019
	Others	Authorization DS 10	In process	45,739	3,999	12-31-2019
	Others	Legal Regularization of tanks	In process	57,188	3,105	12-31-2019
	Others	2nd stage fire network Antofagasta	In process	47,193	2,807	12-31-2019
	Others	Fire network	In process	133,381	6,416	12-31-2019
	Others	Up grade ammonia system	In process	58,209	9,389	12-31-2019
Aguas CCU-Nestlé S.A.	IWWT	IWWT Plant Coinco	In process	427,153	60,942	12-31-2019
	Others	Flammable Warehouse Coinco	Finished	95,685	-	Finished
	Others	Fire Brigade Equipment	Finished	3,791	-	Finished
Fábrica de Envases Plásticos S.A.	SIW	Improvement in Waste Management	In process	-	2,921	12-31-2019
	Gases	Control of electrical variables	In process	-	50	12-31-2019
	Others	Bottle cap Plant Chiller	In process	148,558	45,465	12-31-2019
	Others	RE 43 compliance	Finished	17,043	-	Finished
	Others	Fire network improvement	In process	144,145	34,339	12-31-2019